Stock Option Plans - Schedule of Stock Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding, Beginning balance	27,752,315	15,290,486	15,290,486
Options Exercisable, Beginning balance	26,156,553	15,290,486	14,524,861
Options, Canceled		(15,290,486)
Options, Granted	(4,652,076)	(27,756,821)
Options, Exercised		4,506
Options, Forfeited
Options Outstanding, Ending balance	32,404,391	27,752,315	15,290,486	15,290,486
Options Exercisable, Ending balance	32,404,391	26,156,553	15,290,486	14,524,861
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.51	$ 0.07	$ 0.07
Weighted Average Exercise Price, Exercisable, Beginning balance	$ 0.50	$ 0.07	$ 0.07
Weighted Average Exercise Price, Canceled
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.47	$ 0.51	$ 0.07	$ 0.07
Weighted Average Exercise Price, Exercisable, Ending balance	$ 0.47	$ 0.50	$ 0.07	$ 0.07
Weighted Average Remaining Contractual Terms (Years), Outstanding,	7 years 1 month 28 days	8 years 7 days	3 years 10 months 21 days	3 years 10 months 21 days
Weighted Average Remaining Contractual Terms (Years), Exercisable,	7 years 1 month 28 days	7 years 11 months 12 days	3 years 10 months 21 days	3 years 9 months
Aggregate Intrinsic Value, Outstanding Beginning balance	$ 1,963,523	$ 305,810	$ 358,662
Aggregate Intrinsic Value, Outstanding Ending balance	309,827	1,963,523	305,810	$ 358,662
Aggregate Intrinsic Value, Exercisable Beginning balance	1,962,239	305,810	332,052
Aggregate Intrinsic Value, Exercisable Ending balance	$ 309,827	$ 1,962,239	$ 305,810	$ 332,052